PROVISION FOR EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
PROVISION FOR EMPLOYEE BENEFITS
PROVISION FOR EMPLOYEE BENEFITS

NOTE 14 – PROVISION FOR EMPLOYEE BENEFITS

Short term provision for employee benefits

	2023	2022

Provision for personnel bonus	201,552	197,697
Provision for unused vacation	87,858	59,462

	289,410	257,159

NOTE 14 – PROVISION FOR EMPLOYEE BENEFITS (Continued)

Short term provision for employee benefits (Continued)

The movements in provisions for personnel bonus and unused vacation for the years ended 31 December 2023 and 2022 are as follows:

		Current	Paid
	1 January	year	during	Acquisition	Monetary	31 December
	2023	charge	the year	of subsidiary	gain	2023

Personnel bonus	197,697	257,701	(175,698)	—	(78,148)	201,552
Unused vacation	59,462	78,731	(11,236)	—	(39,099)	87,858

	257,159	336,432	(186,934)	—	(117,247)	289,410

		Current	Paid
	1 January	year	during	Acquisition	Monetary	31 December
	2022	charge	the year	of subsidiary	gain	2022

Personnel bonus	143,532	234,076	(123,262)	—	(56,649)	197,697
Unused vacation	47,911	40,303	(4,617)	354	(24,489)	59,462

	191,443	274,379	(127,879)	354	(81,138)	257,159

Long term provision for employee benefits

	2023	2022

Provision for post-employment benefits	104,284	27,117

	104,284	27,117

Post-employment benefits

Under the Turkish Labour Law, the Company is required to pay post-employment benefits to each employee who has completed one year of service and whose employment is terminated without due cause, or who is called up for military service, dies or retires after completing 25 years of service (20 years for women) and achieves the retirement age (58 for women and 60 for men). The maximum amount payable equivalent to one month’s salary for each year of service limited to a maximum of TRY23,489.83 for each year of service at 31 December 2023 (2022: TRY15,371.40 (historical amount)).

Post-employment benefit liability is not funded and there is no legal funding requirement.

NOTE 14 – PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

IAS 19 “Employee Benefits” requires actuarial valuation methods to be developed to estimate the Group’s obligation under the defined benefit plans. Actuarial gain/(loss) is accounted under the “Actuarial gain/(loss) on the equity”. The following actuarial assumptions are used in the calculation of the total liability:

	2023	2022

Discount rate (%)	2.46	0.50
Probability of retirement (%)	74.63	75.35

The principal assumption is that the maximum liability for each year of service will increase in line with inflation. Thus, the discount rate applied represents the expected real rate after adjusting for the anticipated effects of future inflation. The retirement pay provision ceiling TRY35,058.58 (historical amount) which is effective from 1 January 2024, is taken into consideration in the calculation of provision for employment termination benefits (31 December 2022: TRY19,982.83 (historical amount) effective from 1 January 2023).

The movements in the provision for the post-employment benefit for the years ended 31 December 2023 and 2022 are as follows:

	2023	2022

At 1 January	27,117	14,339
Charge for the year	45,184	4,324
Interest cost	12,460	2,336
Actuarial losses	75,111	23,041
Acquisition of subsidiary	—	633
Payments during the year	(20,725)	(8,087)
Monetary gain	(34,863)	(9,469)

At 31 December	104,284	27,117

NOTE 14 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Share-based payments

On 25 March 2021, the Group approved a new share-based payment plan to some of its key management personnel which modified the previously created share-based payment plans. Additionally, on 31 July 2021, the Group decided to grant to some of its other executives, a share-based plan with similar terms offered to its executives. The share-based payment plans consist of a cash settlement clause (20% of the total share-based payment award) in the event that an initial public offering (“IPO”) takes place until 2021 year-end and at least 20% of the Company’s shares are sold in the IPO (non-market performance condition). Both the cash and equity settlement (which depend on the valuation of the shares during the IPO) take place only in case the valuation of the Company’s shares in the IPO achieves a certain threshold (market performance condition). The same plan has an equity settlement clause where the executives will be entitled to receive Company’s shares based on the value of the shares in the IPO (20% of the share-based payment award for each year starting from 18 months after the IPO for the next 3 years). Shares will be delivered to executives in the condition that they continue working for the Company in the respective payment dates (service condition). Remaining 20% of the share-based payment plan will be delivered on the above same dates to executives in terms of Company’s shares based on Company’s meeting at least 90% of its business plans as of respective years (non-market performance condition) and depending on their performance in the relevant period as determined by the Board of Directors.

With the closing of the IPO in July 2021 and because certain thresholds for the valuation of the Company’s shares in the IPO were achieved, the necessary conditions were met for the cash settlement clause and the Company paid the cash settled part of the plan in 2021 amounting to TRY256.3 million and recognised in payroll and outsource staff expenses.

The equity settled payments are triggered upon meeting certain “vesting” and “performance target” conditions which are evaluated separately. Service-based awards will vest in three tranches until 31 January 2025. The cost of equity settled plans granted on grant date is allocated over the expected vesting period against equity on a pro rata basis. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. Fair value calculation prior to the realization of IPO was performed using a combination of income approach and market approach. For equity-settled plans granted after the realization of IPO, fair value of shares traded in NASDAQ at grant date was used.

Performance targets for the year ended 2022 have been set on Board of Directors meeting dated 24 May 2022 and performance stock units were granted. Share based payment provision has been recognized for performance target-based awards over the expected vesting period against equity on a pro rata basis using the fair value of shares traded in NASDAQ at grant date.

The First Period of the share-based payment plan which was defined as the end of 18 (eighteen) months after the date of the IPO, of the vesting schedule set forth by the Company’s Board of Directors decision dated 24 March 2021, concluded on 31 January 2023.  Accordingly, the Board of Directors decided that within the scope of the First Period of the share-based payment plan, a gross total of 1,662,592 Class B ordinary shares of the Company (which may be represented by ADSs) have vested to the benefit of some of its key management personnel who became entitled, as defined under their individual contracts, to receive Restricted Stock Units (RSUs); and a gross total of 533,030 Class B ordinary shares of the Company (which may be represented by ADSs) have vested to the benefit of some of its key management personnel who have been determined, as having successfully met the year-end targets for the purposes of the calculation of the PSUs. The gross total amount of said shares (which may be represented by ADSs) will be given to the said executives by the Company, once these shares are first issued by or become available to the Company.

Performance targets for the year ended 2023 were set during a Board of Directors meeting dated 2 June 2023 and performance stock units were granted. A share-based payment provision has been recognized for performance target-based awards over the expected vesting period against equity on a pro rata basis using the fair value of shares traded in NASDAQ at grant date.

NOTE 14 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Share-based payments (Continued)

On 24 April 2023, the Board of Directors adopted revisions to Group’s share based payment plan dated 24 March 2021 for key executives, directors, managers, officers, employees and consultants who contribute to the Group’s performance. The revisions made to the share based payment plan consisted of allocating the unused portion of the share amount of the First Period into two newly created periods, namely, the Fourth Period and the Fifth Period, without changing the eligibility criteria of the share based payment plan and without affecting the vested rights of the individuals that have been covered under the First, Second and Third Period based on their individual agreement signed prior to the date of the revision.

The following table summarizes the Group’s granted share units:

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2022	1,766,235	203.77

Units granted	2,726,388	39.05
Units vested	(1,631,405)	65.22
Units forfeited (not yet vested) (*)	(25,838)	22.40

Outstanding as of 31 December 2023	2,835,380	224.92

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2021	1,680,121	377.46

Units granted	1,949,947	32.91
Units vested	(1,863,833)	134.47

Outstanding as of 31 December 2022	1,766,235	203.77

(*)	Forfeited but not yet vested units consist of units granted on 9 December 2022 and forfeited before vesting period.

During 2023, the fair value of granted share units that vested is TRY106,401 thousand (2022: TRY250,623 thousand) included in “other capital reserves” in the statement of changes in equity and in payroll and outsource staff expenses in the statement of comprehensive income/(loss). Scheduled vesting of outstanding restricted stock units as of 31 December 2023 and 2022 is as follows:

	2023	2022

2023	—	1,194,159
2024	1,639,156	536,525
2025	857,167	35,551
2026	319,632	—
2027	19,425	—

Total	2,835,380	1,766,235